FORM 13F
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ------------

                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meritech Capital Associates III L.L.C.
Address: 245 Lytton Ave, Suite 350, Palo Alto, CA 94301

Form 13F File Number:  28-______________


    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Joel M. Backman

Title: Attorney in Fact

Phone: 650-475-2200

Signature, Place, and Date of Signing:

/s/ Joel M. Backman
--------------------------------------------------------------------------------
[Signature]

Palo Alto, CA
--------------------------------------------------------------------------------
[City, State]

February 12, 2013
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number 28-________________________________________________________

Name:  _________________________________________________________________________

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $633,012 (thousands)



List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

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    COLUMN 1    COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7                 COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
     NAME OF     TITLE      CUSIP      VALUE     SHRS OR  SH/   PUT/   INVESTMENT      OTHER
      ISSUER      OF                 (X$1000)    PRN AMT  PRN   CALL   DISCRETION     MANAGERS           VOTING AUTHORITY
                 CLASS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  SOLE         SHARED       NONE
------------------------------------------------------------------------------------------------------------------------------------
21ViaNet, Inc.  Class A  90138A103  $8,207     853,957    SH           Sole                       853,957      0            0
                Ordinary
                Shares
------------------------------------------------------------------------------------------------------------------------------------
Cornerstone     Common   21925Y103  $102,074   3,456,634  SH           Sole                       3,456,634    0            0
OnDemand        Stock
------------------------------------------------------------------------------------------------------------------------------------
Facebook        Class A  30303M102  $434,243   16,268,858 SH           Sole                       16,268,858   0            0
                Common
------------------------------------------------------------------------------------------------------------------------------------
Fusio-io        Common   36112J107  $16,433    716,645    SH           Sole                       716,645      0            0
                Stock
------------------------------------------------------------------------------------------------------------------------------------
Imperva         Common   45321L100  $20,185    640,180    SH           Sole                       640,180      0            0
                Stock
------------------------------------------------------------------------------------------------------------------------------------
NetSuite        Common   64118Q107  $45,376    674,237    SH           Sole                       674,237      0            0
                Stock
------------------------------------------------------------------------------------------------------------------------------------
Zipcar          Common   98974X103  $6,494     788,079    SH           Sole                       788,079      0            0
                Stock
------------------------------------------------------------------------------------------------------------------------------------